Trade receivables and other customer-related balances	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Trade receivables and other customer-related balances

4.5. Trade receivables and other customer-related balances
Accounting policies
Customer contracts
Nokia presents its customer contracts in the statement of
financial position as either a contract asset or a contract
liability, depending on the relationship between Nokia’s
performance and the customer’s payment for each individual
contract. On a net basis, a contract asset position represents where Nokia has performed by transferring goods or services
to a customer before the customer has provided the
associated consideration or before payment is due.
Conversely, a contract liability position represents where a customer has paid consideration or payment is due, but
Nokia has not yet transferred goods or services to the
customer. Contract assets presented in the statement of
financial position are current in nature while contract
liabilities can be either current or non-current.
Invoices are generally issued as control transfers and/or as services are rendered. Invoiced receivables represent an
unconditional right to receive the consideration and only the passage of time is required before the consideration is
received. Invoiced receivables are presented separately from contract assets as trade receivables in the statement of
financial position. Trade receivables may be converted to
customer loan receivables in certain cases where extended
payment terms are requested. From time to time Nokia may
also extend loans to other third parties and these loans are accounted for similarly as customer loan receivables. Nokia
sells trade receivables and customer loan receivables to
various financial institutions primarily without recourse in the normal course of business, in order to manage credit risk and working capital cycle.
The business model for managing trade receivables and
customer loan receivables is holding receivables to collect
contractual cash flows and selling receivables. Trade
receivables and customer loan receivables are initially
recognized and subsequently remeasured at fair value using
the discounted cash flow method.
The changes in fair value are recognized in the fair value
reserve through other comprehensive income. Interest
calculated using the effective interest method as well as
foreign exchange gains and losses are recognized in financial income and expenses.
Discounts without performance obligations presented on the
statement of financial position in other current liabilities relate to discounts given to customers which will be
executable upon satisfying specific criteria. As these
discounts become executable, they are netted against
related trade receivables or customer loan receivables.
Expected Credit Losses
Loss allowance for expected credit losses (ECL) is recognized on financial assets measured at amortized cost and financial assets measured at fair value through other comprehensive
income, as well as on financial guarantee contracts and loan commitments. Nokia continuously assesses its financial
instruments on a forward-looking basis and accounts for the
changes in ECL on a quarterly basis using the following method:
▪ECL = PD x LGD x EAD
▪Probability of Default (PD) is based on the credit rating
profile of the counterparties as well as specific local
circumstances as applicable, unless there are specific
events that would indicate that the credit rating would
not be an appropriate basis for estimating credit risk at
the reporting date.
▪For Loss Given Default (LGD), the recovery rate is based
on the type of receivable, specific local circumstances as
applicable and related collateral arrangements, if any.
▪Exposure at Default (EAD) is normally the nominal value of
the receivable.
Nokia applies a simplified approach to recognize a loss
allowance based on lifetime ECL on trade receivables and
contract assets without significant financing components.
Based on quantitative and qualitative analysis, Nokia has
determined that the credit risk exposure arising from its
trade receivables is low risk. Quantitative analysis focuses on historical loss rates, historic and projected sales and
the corresponding trade receivables, and overdue trade
receivables including indicators of any deterioration in the recovery expectation. Qualitative analysis focuses on all
relevant conditions, including customer and country credit
rating, to improve the accuracy of estimating lifetime ECL.
For customer loan receivables, the ECL is calculated
separately for each significant counterparty using the
method described above, including the impact of any
collateral arrangements or other credit enhancements to
LGD. The estimate is based on 12-month ECL unless there
has been a significant increase in credit risk for the specific counterparty since the initial recognition, in which case
lifetime ECL is estimated. Breaches of contract, credit
rating downgrades and other credit measures are typical
indicators that Nokia takes into consideration when
assessing whether the credit risk on a financial instrument
has increased significantly since initial recognition. Nokia considers additional indicators to determine if a financial
asset is credit-impaired including whether the
counterparty is in significant financial difficulties and
whether it is becoming probable that the customer will
enter bankruptcy or financial reorganization. Typically
customer loan credit risk is higher than credit risk of trade receivables and contract assets on average.
The change in the amount of ECL for trade receivables and
contract assets is recognized in other operating expenses
and for customer loan receivables in financial expenses.
For customer loan receivables, the loss allowance is
recorded as an adjustment in other comprehensive
income instead of adjusting the carrying amount that has
already been recorded at fair value. If trade receivables
and customer loan receivables are sold, the impact of ECL
is reversed and the difference between the carrying
amount derecognized and the consideration received is
recognized in financial expenses.
Customer-related balances
Nokia aims to ensure the highest possible quality in trade receivables and contract assets, as well as customer loan receivables. The
Credit Risk Management Standard Operating Procedure (CRMSOP), approved by Nokia’s Chief Financial Officer, lays out the framework for the management of business-related credit risks. The CRMSOP sets out that credit decisions are based on credit evaluation in each business, including credit rating and limits for larger exposures, according to defined principles. Group level limit approvals are required for material credit exposures. Credit risks are monitored in each business and, where appropriate, mitigated on a case-by-
case basis with the use of letters of credit, collaterals, sponsor guarantees, credit insurance and sale of selected receivables.
Aging of trade receivables, contract assets, and customer financing-related loan receivables at 31 December

		Past due
EURm	Current	1-30 days	31-180 days	> 180 days	Total
2025
Trade receivables(1)	4 710	113	167	161	5 151
Contract assets	805	—	—	—	805
Customer financing-related loan receivables	62	—	—	—	62
Total gross receivables	5 577	113	167	161	6 018
Expected credit loss allowance	(81)	(4)	(30)	(68)	(183)
Total net receivables	5 496	109	137	93	5 835
2024
Trade receivables(1)	4 894	163	195	213	5 465
Contract assets	694	—	—	—	694
Customer financing-related loan receivables	70	—	—	—	70
Total gross receivables	5 658	163	195	213	6 229
Expected credit loss allowance	(78)	(9)	(31)	(108)	(226)
Total net receivables	5 580	154	164	105	6 003
(1)Nokia’s payment terms are 80 days (89 days in 2024) on average.
The reversal of ECL credited to the income statement was EUR 50 million (EUR 137 million 2024 and EUR 16 million in 2023).
At 31 December 2025, the total ECL related to credit-impaired assets amounted to EUR 30 million (EUR 62 million in 2024 and EUR 396 million in 2023). In 2024, the reduction of ECL related to credit-impaired assets of EUR 334 million includes releases of EUR 233 million related to assets that were written off during the year and EUR 111 million related to assets for which payments were received.
Credit risk exposure by customer and country
Credit exposure is measured as the total of trade receivables, contract assets and loans outstanding from customers and committed credits. Trade receivables do not include any major concentrations of credit risk by customer.
Credit risk exposure by customer and country as % of total trade receivables and contract assets as well as loans and loan commitments to customers:

Customer	2025	2024
Customer 1	4.8%	7.5%
Customer 2	4.2%	4.9%
Customer 3	3.2%	4.7%
Total	12.2%	17.1%

Country	2025	2024
United States	20.3%	21.5%
Country 2	7.1%	10.6%
Country 3	6.0%	5.8%
Total	33.4%	37.9%
Contract assets and contract liabilities
Contract asset balances decrease upon reclassification to trade receivables when Nokia’s right to payment becomes unconditional. Contract liability balances decrease when Nokia satisfies the related performance obligations and revenue is recognized. There were no material cumulative adjustments to revenue recognized arising from changes in transaction prices, changes in measures of progress or changes in estimated variable consideration.
During the year, Nokia recognized EUR 1.0 billion (EUR 1.5 billion in 2024 of which EUR 0.1 billion related to discontinued operations sold in 2024) of revenue that was included in the current contract liability balance at the beginning of the period.